LOAN RECEIVABLE	6 Months Ended
Sep. 30, 2014
Receivables, Loans, Notes Receivable, and Others:
LOAN RECEIVABLE

4.            LOAN RECEIVABLE

On April 30, 2014, pursuant to a Commitment Letter dated April 12, 2014, the Company made a bridge loan in the principal amount of $877,500 to Virurl, Inc. (“Virurl”), as evidenced by a debenture dated April 30, 2014 issued by VIRURL to the Company.  The bridge loan is for a term of one year, maturing on April 30, 2015, and bears interest at the rate of 12% per annum. The interest is due on maturity.  The bridge loan is secured by a security agreement.  The security is a floating charge over all of the assets of Virurl.  The bridge loan can be used for working capital and operating expenses but cannot be used for any payments to non-arms length parties.

The outstanding balance under this loan receivable and the corresponding accrued interest receivable was as follows as of September 30, 2014:

September 30, 2014
Loan receivable	$ 877,500
Accrued interest	47,601
Total loan and interest receivable	$ 925,101